Financial Asset and Liabilities Offsetting	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Financial Asset and Liabilities Offsetting
32.	FINANCIAL ASSET AND LIABILITIES OFFSETTING

A financial asset and a financial liability shall be offset and the net amount presented in the statement of financial position when, and only when, the Group fulfill with paragraph 42 of IAS 32, and currently has a legally enforceable right to set off the recognized amounts; and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

In addition, the Group has master netting arrangement that not satisfies the offsetting criteria but creates a right of set-off that becomes enforceable and affects the realization or settlement of individual financial assets and financial liabilities only following a specified event of default or in other circumstances not expected to arise in the normal course of business.

As of December 31, 2018, 2017 and January 1, 2017, the amount of assets and liabilities subject to a master netting arrangement not offset is as follows:

12/31/2018	Amounts subject to a master netting arrangement not offset		Net amount
	Financial asset / (Financial liability)	Collateral
Credit cards transactions	(1,937,072)	530,451	(1,406,621)

Total	(1,937,072)	530,451	(1,406,621)

12/31/2017	Amounts subject to a master netting arrangement not offset		Net amount
	Financial asset / (Financial liability)	Collateral
Credit cards transactions	(1,936,899)	457,800	(1,479,099)

Total	(1,936,899)	457,800	(1,479,099)

01/01/2017	Amounts subject to a master netting arrangement not offset		Net amount
	Financial asset / (Financial liability)	Collateral
Credit cards transactions	(1,420,263)	390,855	(1,029,408)

Total	(1,420,263)	390,855	(1,029,408)